Equity - Summary of Information about Own Share (Detail) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Number of movements in own shares
Beginning balance	£ 12,028	£ 10,180	£ 9,256
Ending balance	£ 11,713	£ 12,028	£ 10,180
Own shares [member]
Number of movements in own shares
Beginning balance	241	244	248
Beginning balance	£ (2,176)	£ (2,189)	£ (2,228)
Ending balance	238	241	244
Ending balance	£ (2,144)	£ (2,176)	£ (2,189)
Own shares [member] | Share trusts [member]
Number of movements in own shares
Share trust arrangements	(1)	(3)	(1)
Share trust arrangements	£ (9)	£ (32)	£ (6)
Own shares [member] | Share plans [member]
Number of movements in own shares
Shares purchased	2	5	2
Shares purchased	£ 66	£ 101	£ 42
Share trust arrangements	(4)	(5)	(5)
Share trust arrangements	£ (89)	£ (82)	£ (75)
Own shares [member] | Share buy- back program [member]
Number of movements in own shares
Shares purchased	59
Shares purchased	£ 1,507
Shares cancelled	(59)
Shares cancelled	£ (1,507)